Condensed Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Millions	Share capital	Contributed surplus	Accumulated other comprehensive loss	Retained earnings (deficit)	Total
Balance at beginning of period at Dec. 31, 2020	$ 5,580.1	$ 14.0	$ (115.9)	$ (34.4)	$ 5,443.8
Net income				346.8	346.8
Other comprehensive (loss) income			92.4		92.4
Total comprehensive income					439.2
Exercise of stock options	0.4	(0.1)			0.3
Share-based payments		3.2			3.2
Transfer of gain on disposal of equity investments at FVTOCI			(7.0)	7.0
Dividend reinvestment plan	19.5				19.5
Dividends declared				(106.5)	(106.5)
Balance at end of period at Jun. 30, 2021	5,600.0	17.1	(30.5)	212.9	5,799.5
Balance at beginning of period at Dec. 31, 2020	5,580.1	14.0	(115.9)	(34.4)	5,443.8
Exercise of stock options	0.5
Dividend reinvestment plan	41.8
Balance at end of period at Dec. 31, 2021	5,628.5	16.1	(104.3)	484.9	6,025.2
Net income				378.5	378.5
Other comprehensive (loss) income			(84.1)		(84.1)
Total comprehensive income					294.4
Exercise of stock options	6.7	(1.5)			5.2
Share-based payments		3.3			3.3
Transfer of gain on disposal of equity investments at FVTOCI			(0.6)	0.6
Dividend reinvestment plan	21.8				21.8
Dividends declared				(123.2)	(123.2)
Balance at end of period at Jun. 30, 2022	$ 5,657.0	$ 17.9	$ (189.0)	$ 740.8	$ 6,226.7